UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Flood Gamble Associates Inc.
Address:     610 Fifth Ave
             Ste 511
             New York NY 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kristin Gamble
Title:       President
Phone:       212-333-2020

Signature, Place, and Date of Signing:

Kristin Gamble                          New York NY                    1/25/12
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               44

Form 13F Information Table Value Total:         $152,191

List of Other Included Managers:
NONE
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
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ACTUANT CORP.                    COMMON   00508X203     3734        164572 SH       SOLE     2                                164572
AMER SUPERCONDUCTOR              COMMON   030111108      185         50000 SH       SOLE     2                                 50000
AMGEN INC                        COMMON   031162100     5453         84931 SH       SOLE     2                                 84931
APPLE COMPUTER                   COMMON   037833100      203           500 SH       SOLE     2                                   500
AUTOZONE, INC.                   COMMON   053332102     6108         18794 SH       SOLE     2                                 18794
BEAZER HOMES INC                 COMMON   07556Q105       74         30000 SH       SOLE     2                                 30000
BED BATH & BEYOND                COMMON   075896100     5414         93390 SH       SOLE     2                                 93390
BRISTOL MYERS SQUIBB             COMMON   110122108      434         12315 SH       SOLE     2                                 12315
CORPORATE EXECUTIVE BD           COMMON   21988R102     3549         93152 SH       SOLE     2                                 93152
COSTAR GROUP INC                 COMMON   22160N109     6601         98915 SH       SOLE     2                                 98915
DEER CONSUMER PRODUCTS           COMMON   24379J200      646        151300 SH       SOLE     2                                151300
ECOLAB INC.                      COMMON   278865100    10146        175506 SH       SOLE     2                                175506
ENTERPRISE PRODS PARTNERSHIP     COMMON   293792107      268          5779 SH       SOLE     2                                  5779
EQT CORP                         COMMON   294549100      646         11794 SH       SOLE     2                                 11794
EXPEDITORS INTL WASH             COMMON   302130109     5018        122505 SH       SOLE     2                                122505
EXXON MOBIL CORP                 COMMON   30231G102      407          4800 SH       SOLE     2                                  4800
FASTENAL CO.                     COMMON   311900104    11536        264520 SH       SOLE     2                                264520
FEDERAL RLTY INVT TR             COMMON   313747206     2226         24530 SH       SOLE     2                                 24530
GENERAL  ELECTRIC                COMMON   369604103     4634        258740 SH       SOLE     2                                258740
GILEAD SCIENCES, INC             COMMON   375558103     1881         45953 SH       SOLE     2                                 45953
HEARTLAND PAYMENT SYSTEMS        COMMON   42235N108     5565        228430 SH       SOLE     2                                228430
HERITAGE-CRYSTAL CLEAN           COMMON   42726M106     1516         85000 SH       SOLE     2                                 85000
HOME DEPOT                       COMMON   437076102     3123         74288 SH       SOLE     2                                 74288
IPG PHOTONICS CORP               COMMON   44980X109     1494         44105 SH       SOLE     2                                 44105
IHS INC CL A                     COMMON   451734107     6688         77625 SH       SOLE     2                                 77625
IBM CORP                         COMMON   459200101     2120         11531 SH       SOLE     2                                 11531
ISHARES EMERGING MRKTS           COMMON   464287234     4918        129632 SH       SOLE     2                                129632
ISHARES GLOBAL TECH              COMMON   464287291     3823         65110 SH       SOLE     2                                 65110
KULICKE & SOFFA                  COMMON   50124210       921         99545 SH       SOLE     2                                 99545
LIBERTY GLOBAL CL A              COMMON   530555101     4178        101834 SH       SOLE     2                                101834
LIBERTY GLOBAL SER C             COMMON   530555309     2040         51611 SH       SOLE     2                                 51611
LINCOLN ELECTRIC HLDG            COMMON   533900106     3196         81690 SH       SOLE     2                                 81690
MSCI INC                         COMMON   55354G100     5050        153350 SH       SOLE     2                                153350
MEDTRONIC INC                    COMMON   585055106     4184        109394 SH       SOLE     2                                109394
MOLEX                            COMMON   608554101      294         12308 SH       SOLE     2                                 12308
MOLEX CL A                       COMMON   608554200     5775        291948 SH       SOLE     2                                291948
PAYCHEX                          COMMON   704326107     4962        164787 SH       SOLE     2                                164787
POLYPORE INTL INC                COMMON   73179V103     6937        157693 SH       SOLE     2                                157693
PRAXAIR INC                      COMMON   74005P104     5629         52655 SH       SOLE     2                                 52655
RITCHIE BROS AUCTIONS            COMMON   767744105     4590        207877 SH       SOLE     2                                207877
SCHLUMBERGER LTD                 COMMON   806857108      253          3703 SH       SOLE     2                                  3703
SCIENTIFIC LEARNING              COMMON   808760102       59         23450 SH       SOLE     2                                 23450
VERIZON COMMUNICATIONS           COMMON   92343V104      248          6186 SH       SOLE     2                                  6186
XINHAU 25                        COMMON   FXI           5465        156715 SH       SOLE     2                                156715